UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-852

FPA Paramount Fund, Inc.
(Exact name of registrant as specified in charter)

11400 West Olympic Boulevard, Suite 1200, Los Angeles, California		90064
(Address of principal executive offices)		(Zip code)

J. Richard Atwood, Treasurer, FPA Paramount Fund, Inc., 11400 West Olympic Boulevard, Suite 1200, Los Angeles, California 90064
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(310) 473-0225

Date of fiscal year end:	September 30

Date of reporting period:	June 30, 2007

ITEM 1. Schedule of Investments.

FPA Paramount Fund, Inc.

Portfolio of Investments

June 30, 2007 (unaudited)

	Shares or
	Principal
COMMON STOCKS	Amount	Value

BUSINESS SERVICES & SUPPLIES — 28.3%
Brady Corporation	464,300	$17,244,102
CDW Corporation*	239,500	20,350,315
Charles River Laboratories International, Inc.*	396,700	20,477,654
CLARCOR, Inc.	301,400	11,281,402
Copart, Inc.*	288,300	8,819,097
Invitrogen Corporation*	249,900	18,430,125
Landauer, Inc.	3,800	187,150
Manpower Inc.	99,700	9,196,328
ScanSource, Inc.*	642,700	20,559,973
		$126,546,146
PRODUCER DURABLE GOODS — 13.6%
Franklin Electric Co., Inc.	205,000	$9,671,900
Graco Inc.	250,000	10,070,000
HNI Corporation	310,600	12,734,600
IDEX Corporation	335,750	12,939,805
Zebra Technologies Corporation (Class A)*	402,800	15,604,472
		$61,020,777
TECHNOLOGY — 12.7%
Cognex Corporation	646,500	$14,552,715
Maxim Integrated Products, Inc.	181,400	6,060,574
Microchip Technology Inc.	330,000	12,223,200
Plantronics, Inc.	647,800	16,985,316
SanDisk Corporation*	143,700	7,032,678
		$56,854,483
ENERGY — 10.9%
Helix Energy Solutions Group, Inc.*	595,100	$23,750,441
Noble Corporation	241,900	23,590,088
Tidewater Inc.	16,800	1,190,784
		$48,531,313
RETAILING — 9.1%
CarMax, Inc.*	832,900	$21,238,950
O’Reilly Automotive, Inc.*	527,600	19,283,780
		$40,522,730
HEALTH CARE — 7.6%
Amsurg Corporation*	309,400	$7,468,916
Bio-Rad Laboratories, Inc. (Class A)*	99,300	7,504,101
Lincare Holdings Inc.*	475,200	18,936,720
		$33,909,737
TRANSPORATION — 6.2%
Heartland Express, Inc.	932,400	$15,198,120
Knight Transporation, Inc.	655,100	12,695,838
		$27,893,958
FINANCIAL — 4.8%
Brown & Brown, Inc.	460,000	$11,564,400
First American Corporation	198,400	9,820,800
		$21,385,200
ENTERTAINMENT — 2.7%
Carnival Corporation	250,000	$12,192,500
CONSUMER DURABLE GOODS — 1.1%
Polaris Industries Inc.	87,300	$4,728,168
TOTAL COMMON STOCKS — 97.0% (Cost$346,903,428)		$433,585,012
SHORT-TERM INVESTMENTS — 1.5% (Cost $6,575,028)

Short-term Corporate Note:
Rabobank USA Financial Corporation — 5.32% 7/2/07	$6,576,000	$6,575,028
TOTAL INVESTMENTS — 98.5% (Cost $353,478,456)(A)		$440,160,040
Other assets and liabilities, net — 1.5%		6,784,559
TOTAL NET ASSETS — 100.0%		$446,944,599

*Non-income producing security

(A)	The cost stated also approximates the aggregate cost for Federal income tax purposes. Net unrealized appreciation consists of:

Gross unrealized appreciation:	$93,010,885
Gross unrealized depreciation:	(6,329,301)
Net unrealized appreciation:	$86,681,584

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The principal executive officer and principal financial officer of the registrant have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b)

There have been no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule
30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

(a)	Separate certification for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940. Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange  Act of  1934  and  the  Investment  Company  Act  of  1940,  the registrant has duly caused this report to be signed  on  its behalf by the undersigned, thereunto duly authorized.

FPA PARAMOUNT FUND, INC.

By:	/s/ ERIC S. ENDE
Eric S. Ende, President
(Principal Executive Officer)

Date: August 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant  and  in the capacities  and  on  the  dates indicated.

FPA PARAMOUNT FUND, INC.

By:	/s/ ERIC S. ENDE
Eric S. Ende, President
(Principal Executive Officer)

Date: August 28, 2007

By:	/s/ J. RICHARD ATWOOD
J. Richard Atwood, Treasurer
(Principal Financial Officer)

Date: August 28, 2007